Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 248,758	$ 264,928
Less: accumulated depreciation	(78,012)	(74,981)
Net book value	170,746	189,947
Depreciation expense	11,749	11,993	$ 13,643
Office building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	184,764	194,067
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	32,687	37,617
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	26,183	27,685
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	3,279	3,537
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,845	$ 2,022